Vessels, Port Terminals and Other Fixed Assets, net (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
San San H and Stavroula	$ 32,951
Less: Accumulated amortization	(1,501)
Net book value	$ 31,450